DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2023
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Schedule of subsidiaries included in the consolidation process and the respective equity interest owned by the company

			Telecom Argentina's
			direct/indirect interest
			in capital stock and
Company	Main Activity	Country	votes
Núcleo (a)	Mobile telecommunications Services	Paraguay	67.50%
Personal Envíos	Mobile financial services	Paraguay	67.50%
Tuves Paraguay (a)	Distribution of television and audio signals direct to home services	Paraguay	67.50%
Televisión Dirigida	Cable television services	Paraguay	100.00%
AVC Continente Audiovisual	Broadcasting services	Argentina	100.00%
Inter Radios	Broadcasting services	Argentina	100.00%
Micro Sistemas	Services related to the use of electronic payment media	Argentina	100.00%
Pem	Investment	Argentina	100.00%
Cable Imagen	Closed-circuit television	Argentina	100.00%
Personal Smarthome (b)	Security solutions and services	Argentina	100.00%
NYS2 (b) (c)	ICT Services and Audiovisual Communication Services.	Argentina	100.00%
NYSSA (d)	Provision of internet access services.	Argentina	100.00%
Adesol (e)	Holding	Uruguay	100.00%
Opalker	Cybersecurity and related services	Uruguay	100.00%
Ubiquo (f)	Cybersecurity services and products	Chile	95.00%
Telecom USA	Telecommunication services	USA	100.00%
Micro Fintech Holding (g)	Holding	USA	100.00%
(a)	On October 17, 2023, Núcleo’s Board of Directors approved the pre-commitment agreement for the merger by absorption with Tuves Paraguay, which was approved by the Extraordinary Shareholders’ Meeting on November 2, 2023. The Definitive Merger Commitment was approved by the Extraordinary Shareholders’ Meeting on December 20, 2023. The effective date of the merger will be the day after obtaining approval of the merger from the Public Registry of Commerce. As of the date of issuance of these consolidated financial statements, the approval of the merger is still pending.
(b)	As of December 31, 2023 is a dormant entity.
(c)	Company indirectly acquired on April 5, 2022 for a total consideration of $0.3 million in current currency of 31 December 2023 through subsidiary Personal Smarthome S.A. In May 2023, the company changed its name from “Personal Smart Security S.A.U.” to “NYS2 S.A.U.” and modified its main activity to ICT Services and Audiovisual Communication Services”. On October 18, 2023, ENACOM granted it the “license to provide ICT Services, whether fixed or mobile, wired or wireless, domestic or international, with or without its own infrastructure.
(d)	Company acquired on June 1, 2022. For further information, see Note 28.
(e)	Includes the 100% interest in Telemas S.A., which holds interests in the following special-purpose entities: Audomar S.A., Bersabel S.A., Dolfycor S.A., Reiford S.A., Space Energy S.A., Tracel S.A. and Visión Satelital S.A. (See Note 3.d. 6)).
(f)	Company indirectly acquired by the subsidiary Opalker on June 20, 2023, for a total amount of US$0.2 million ($106 million in current currency as of December 31, 2023). A goodwill of $265 million was recognized related to this transaction. This acquisition allows the Company to move forward in its regional expansion model with cybersecurity solutions.
(g)	In order to participate and invest in the capital of other companies related to the financial activity, on October 11, 2023, Telecom Argentina established the company Micro Fintech Holding LLC in the State of Delaware, USA. Telecom Argentina is the owner of 100% of the participation in such company. As of the date of issuance of these consolidated financial statements is a dormant entity.

Schedule of income statement information

Presented below is the Segment financial information as it is analyzed by the Executive Committee and the CEO for the years ended December 31, 2023, 2022 and 2021.

◻	Consolidated Income Statement as of December 31, 2023

		Services	Services		Other
		rendered in	rendered in		abroad	Other abroad
	Services	Argentina –	Argentina	Other	segments –	segments
	rendered in	Inflation	restated for	abroad	Inflation	restated for
	Argentina	restatement	inflation	segments	restatement	inflation	Eliminations	Total
Revenues	1,054,683	870,441	1,925,124	80,246	62,669	142,915	(8,938)	2,059,101
Operating costs without depreciation, amortization and impairment of Fixed Assets	(759,759)	(645,509)	(1,405,268)	(46,821)	(36,554)	(83,375)	8,938	(1,479,705)
Adjusted EBITDA	294,924	224,932	519,856	33,425	26,115	59,540	—	579,396

Depreciation, amortization and impairment of Fixed Assets								(704,461)
Operating loss								(125,065)
Losses from associates and joint ventures								(1,888)
Financial cost								(634,307)
Other financial results, net								173,316
Loss before income tax								(587,944)
Income tax benefit								338,257
Net loss								(249,687)

Attributable to:
Controlling Company								(257,730)
Non-controlling interest								8,043
								(249,687)

◻	Consolidated Income Statement as of December 31, 2022

		Services	Services		Other
		rendered in	rendered in		abroad	Other abroad
	Services	Argentina –	Argentina	Other	segments –	segments
	rendered in	Inflation	restated for	abroad	Inflation	restated for
	Argentina	restatement	inflation	segments	restatement	inflation	Eliminations	Total
Revenues	504,432	1,622,426	2,126,858	36,528	116,827	153,355	(9,485)	2,270,728
Operating costs without depreciation, amortization and impairment of Fixed Assets	(370,534)	(1,194,810)	(1,565,344)	(21,661)	(69,210)	(90,871)	9,485	(1,646,730)
Adjusted EBITDA	133,898	427,616	561,514	14,867	47,617	62,484	—	623,998

Depreciation, amortization and impairment of Fixed Assets								(1,542,467)
Operating loss								(918,469)

Earnings from associates and joint ventures								2,550
Financial cost								92,625
Other financial results, net								100,379
Loss before income tax								(722,915)
Income tax benefit								82,536
Net loss								(640,379)

Attributable to:
Controlling Company								(647,208)
Non-controlling interest								6,829
								(640,379)

◻	Consolidated Income Statement as of December 31, 2021

		Services	Services		Other
		rendered in	rendered in		abroad	Other abroad
	Services	Argentina –	Argentina	Other	segments –	segments
	rendered in	Inflation	restated for	abroad	Inflation	restated for
	Argentina	restatement	inflation	segments	restatement	inflation	Eliminations	Total
Revenues	332,816	2,070,653	2,403,469	26,215	163,537	189,752	(12,178)	2,581,043
Operating costs without depreciation, amortization and impairment of Fixed Assets	(229,554)	(1,445,309)	(1,674,863)	(15,514)	(97,478)	(112,992)	12,178	(1,775,677)
Adjusted EBITDA	103,262	625,344	728,606	10,701	66,059	76,760	—	805,366

Depreciation, amortization and impairment of Fixed Assets								(822,272)
Operating loss								(16,906)

Earnings from associates and joint ventures								2,398
Financial cost								174,096
Other financial results, net								102,811
Income before income tax								262,399
Income tax expense								(202,105)
Net income								60,294

Attributable to:
Controlling Company								52,559
Non-controlling interest								7,735
								60,294

Schedule of financial statement information based on geographical area

	As of December 31
	2023	2022	2021
Sales revenues from customers located in Argentina	1,921,148	2,118,721	2,394,743
Sales revenues from foreign customers	137,953	152,007	186,300

CAPEX corresponding to the segment “Services rendered in Argentina	448,920	356,784	476,746
CAPEX corresponding to the segment “Other abroad segments”	34,278	36,425	42,202

Fixed Assets corresponding to the segment “Services rendered in Argentina”	4,685,453	4,818,873	5,909,460
Fixed Assets corresponding to the segment “Other abroad segments”	252,467	180,124	203,866

Borrowings corresponding to the segment “Services rendered in Argentina”	2,072,486	1,423,516	1,573,539
Borrowings corresponding to the segment “Other abroad segments”	55,583	37,575	45,603

Schedule of national consumer price index according to official statistics (INDEC)

	As of December 31,	As of December 31,	As of December 31,
	2021	2022	2023

National Consumer Price Index (National CPI) (December 2016=100)	582.46	1,134.59	3,533.19

Variation in Prices
Annual	50.9%	94.8%	211.4%

Banco Nación US$/$ exchange rate	102.72	177.16	808.45

Variation in the exchange rate
Annual	22.1%	72.5%	356.3%